Net Loss Per Share (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (132,204,768)
Numerator for Basic and Dilutive EPS - Loss available to common stockholders	$ (132,342,574)
Denominator:
Weighted-average shares used to compute net loss per share attributable to common stockholders, basic and diluted	9,839,969
Basic and diluted net loss per share (in dollars per share)	$ (13.45)
BFLY Operations Inc
Numerator:
Net loss		$ (162,745,000)	$ (99,697,000)
Numerator for Basic and Dilutive EPS - Loss available to common stockholders		$ (162,745,000)	$ (99,697,000)
Denominator:
Weighted-average shares used to compute net loss per share attributable to common stockholders, basic and diluted		5,833,164	5,622,752
Basic and diluted net loss per share (in dollars per share)		$ (27.90)	$ (17.73)